Summary of significant accounting policies (Revenue by major product line and Foreign Currency translation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ¥ / $	Dec. 31, 2021 USD ($) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
Revenues	$ 3,875	$ 3,683	$ 4,293
Foreign exchange	6.96	6.38		0.68	0.73
Foreign Currency Exchange Rate	6.73	6.45	6.90	0.75	0.73
Interest On Loans
Revenues	$ 2,451	$ 1,673	$ 1,667
Property lease and management
Revenues	1,106	1,068	1,130
Financial technology solution and services
Revenues	$ 318	$ 942	$ 1,496